Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total	$ 137	$ 150
Right of use asset total	666	887
Equipment total	180	207
Intangibles total	7,997	6,988
Canada [Member]
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total
Right of use asset total	100	177
Equipment total
Intangibles total	36
EMEA [Member]
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total	137	150
Right of use asset total	566	710
Equipment total	180	207
Intangibles total	$ 7,961	$ 6,988